Annual Fund Operating Expenses - HAWAIIAN TAX-FREE TRUST	Jul. 29, 2026
HAWAIIAN TAX-FREE TRUST CLASS A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.91%
HAWAIIAN TAX-FREE TRUST CLASS C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.71%
HAWAIIAN TAX-FREE TRUST CLASS F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.68%
HAWAIIAN TAX-FREE TRUST CLASS Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.23%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.71%